TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

1.     TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

  Agnico-Eagle is a gold mining company with mining operations in Canada, Finland and Mexico. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of byproduct metals. The revenue from byproduct metals is mainly generated by production at the LaRonde mine in Canada (silver, zinc, copper and lead) and the Pinos Altos mine in Mexico (silver).

  Revenues are generated from operations in Canada, Finland and Mexico. The cash flow and profitability of the Company's operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc, copper and lead. The prices of these metals can fluctuate widely and are affected by numerous factors beyond the Company's control.

  As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

  Trade receivables are recognized once the transfer of ownership for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of dore bars or concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties.

	2011	2010
Dore bars awaiting settlement	$—	$24,281
Concentrates awaiting settlement	75,899	88,668

	$75,899	$112,949

	2011	2010	2009
Revenues from mining operations:
Gold	$1,563,760	$1,216,249	$474,875
Silver	171,725	104,544	59,155
Zinc	70,522	77,544	57,034
Copper	14,451	22,219	22,571
Lead	1,341	1,965	127

	$1,821,799	$1,422,521	$613,762

  In 2011, precious metals (gold and silver) accounted for 95% of Agnico-Eagle's revenues from mining operations (2010 — 93%; 2009 — 87%). The remaining revenues from mining operations consisted of net byproduct metals revenues. In 2011, these net byproduct metals revenues as a percentage of total revenues from mining operations were 4% from zinc (2010 — 5%; 2009 — 9%) and 1% from copper (2010 — 2%; 2009 — 4%).